Income Taxes (Details) - Schedule of significant components of deferred tax assets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes (Details) - Schedule of significant components of deferred tax assets [Line Items]
Net operating loss carryforwards	$ 10,161,400	$ 9,539,900	$ 12,579,200
Valuation allowance	(10,421,400)	(9,748,100)	(12,957,500)
Goodwill	(4,500)	11,000	251,600
Property and equipment	(26,800)
Development costs	72,800	46,100	27,900
Intangible assets	160,100	124,600	72,900
Inventory allowance	30,300	30,300	17,800
Warranty accrual and other	28,100	28,200	28,500
Net Deferred Tax Assets
Previously Reported [Member]
Income Taxes (Details) - Schedule of significant components of deferred tax assets [Line Items]
Net operating loss carryforwards		9,539,900
Valuation allowance		(9,748,100)
Goodwill		11,000
Property and equipment		(32,000)
Development costs		124,600
Intangible assets		46,100
Inventory allowance		30,300
Warranty accrual and other		28,200
Net Deferred Tax Assets